Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued Expenses and Other Current Liabilities
Interest payable		¥ 38,171
Accrual for salary, bonus and employee benefits		33,549	¥ 69,203
Advertising fees payable		55,574	45,859
Taxes payable		116,454	169,524
Office expenses		17,819	12,821
Deposits from merchants		17,522	12,789
Payables to noncontrolling shareholders		7,208
Others		66,417	33,740
Accrued Expenses and Other Current Liabilities	$ 51,300	¥ 352,714	¥ 343,936